Reinsurance (Schedule Of Reinsurance Premiums) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Direct written premiums	$ 1,261.3	$ 1,283.2	$ 1,840.0
Reinsurance ceded to other companies	(473.0)	(431.4)	(567.5)
Reinsurance assumed from other companies	283.5	243.9	148.9
Net written premiums	1,071.8	1,095.7	1,421.4
Direct earned premiums	1,267.6	1,424.9	1,775.9
Reinsurance ceded to other companies	(457.5)	(465.0)	(577.4)
Reinsurance assumed from other companies	271.9	251.7	216.4
Net earned premiums	$ 1,082.0	$ 1,211.6	$ 1,414.9
Percentage of reinsurance assumed to net earned premiums	25.10%	20.80%	15.30%